Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details 1) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Nov. 30, 2013		Nov. 30, 2012
Indefinite-lived Intangible Assets [Line Items]
Ibero trademarks impairment charge	$ 13	[1]
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Ibero trademarks impairment charge			20
EAA Cruise Brands
Indefinite-lived Intangible Assets [Line Items]
Investment impairment charge	14
Ibero trademarks impairment charge	$ 13	[1]

[1]	In 2013, we recognized a $13 million impairment charge to fully write-off Ibero’s trademarks’ carrying value.